Directors and Senior Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Director	Dec. 31, 2016 USD ($)
Disclosure Of Directors Remuneration [Line Items]
Number of directors | Director	3
Percentage of bonus delivered in terms of shares	50.00%
Holding period	P3Y
Deferred Bonus Plan [Member]
Disclosure Of Directors Remuneration [Line Items]
Percentage of annual bonuses delivered in cash and share-based compensation, Short-term benefits		50.00%
Directors and Senior Management [Member]
Disclosure Of Directors Remuneration [Line Items]
Administrative expenses | $	$ 25	$ 22